Legal Proceedings	12 Months Ended
Dec. 31, 2019
Legal Proceedings [Abstract]
Legal Proceedings	LEGAL PROCEEDINGS
We establish accruals for legal proceedings, including litigation and regulatory and governmental investigations and inquiries, when information related to the loss contingencies represented by those matters indicates both that a loss is probable and that the amount of loss can be reasonably estimated. Any such accruals are adjusted thereafter as appropriate to reflect changed circumstances. When we are able to do so, we also determine estimates of possible losses or ranges of possible losses, whether in excess of any related accrued liability or where there is no accrued liability, for disclosed legal proceedings (“Disclosed Matters,” which are those matters disclosed in this Note 20). For Disclosed Matters where we are able to estimate such possible losses or ranges of possible losses, as of December 31, 2019, we estimate that it is reasonably possible that we could incur losses in excess of related accrued liabilities, if any, in an aggregate amount less than $100 million. The estimates included in this amount are based on our analysis of currently available information and are subject to significant judgment and a variety of assumptions and uncertainties. As new information is obtained we may change our estimates. Due to the inherent subjectivity of the assessments and unpredictability of outcomes of legal proceedings, any amounts accrued or included in this aggregate amount may not represent the ultimate loss to us from the legal proceedings in question. Thus, our exposure and ultimate losses may be higher, and possibly significantly so, than the amounts accrued or this aggregate amount.

In our experience, legal proceedings are inherently unpredictable. One or more of the following factors frequently contribute to this inherent unpredictability: the proceeding is in its early stages; the damages sought are unspecified, unsupported or uncertain; it is unclear whether a case brought as a class action will be allowed to proceed on that basis or, if permitted to proceed as a class action, how the class will be defined; the other party is seeking relief other than or in addition to compensatory damages (including, in the case of regulatory and governmental investigations and inquiries, the possibility of fines and penalties); the matter presents meaningful legal uncertainties, including novel issues of law; we have not engaged in meaningful settlement discussions; discovery has not started or is not complete; there are significant facts in dispute; the possible outcomes may not be amenable to the use of statistical or quantitative analytical tools; predicting possible outcomes depends on making assumptions about future decisions of courts or regulatory bodies or the behavior of other parties; and there are a large number of parties named as defendants (including where it is uncertain how damages or liability, if any, will be shared among multiple defendants). Generally, the less progress that has been made in the proceedings or the broader the range of potential results, the harder it is for us to estimate losses or ranges of losses that it is reasonably possible we could incur.

As a result of these types of factors, we are unable, at this time, to estimate the losses that are reasonably possible to be incurred or ranges of such losses with respect to some of the matters disclosed, and the aggregate estimated amount provided above does not include an estimate for every Disclosed Matter. Therefore, as the estimated aggregate amount disclosed above does not include all of the Disclosed Matters, the amount disclosed above does not represent our maximum reasonably possible loss exposure for all of the Disclosed Matters. The estimated aggregate amount also does not reflect any of our exposure to matters not so disclosed, as discussed below under “Other.”

We include in some of the descriptions of individual Disclosed Matters certain quantitative information related to the plaintiff’s claim against us as alleged in the plaintiff’s pleadings or other public filings or otherwise publicly available information. While information of this type may provide insight into the potential magnitude of a matter, it does not necessarily represent our estimate of reasonably possible loss or our judgment as to any currently appropriate accrual.

Some of our exposure in Disclosed Matters may be offset by applicable insurance coverage. We do not consider the possible availability of insurance coverage in determining the amounts of any accruals (although we record the amount of related insurance recoveries that are deemed probable up to the amount of the accrual) or in determining any estimates of possible losses or ranges of possible losses.

Interchange Litigation
Beginning in June 2005, a series of antitrust lawsuits were filed against Visa®, Mastercard®, and several major financial institutions, including cases naming National City (since merged into The PNC Financial Services Group, Inc.) and its subsidiary, National City Bank of Kentucky (since merged into National City Bank which in turn was merged into PNC Bank). The plaintiffs in these cases are merchants operating commercial businesses throughout the U.S., as well as trade associations. Some of these cases (including those naming National City entities) were brought as class actions on behalf of all persons or business entities that have accepted Visa or Mastercard. The cases have been consolidated for pre-trial proceedings in the U.S. District Court for the Eastern District of New York under the caption In re Payment Card Interchange Fee and Merchant-Discount Antitrust Litigation (Master File No. 1:05-md-1720-MKB-JO).

In July 2012, the parties entered into a memorandum of understanding with the class plaintiffs and an agreement in principle with certain individual plaintiffs with respect to a settlement of these cases, under which the defendants agreed to pay approximately $6.6 billion collectively to the class and individual settling plaintiffs and agreed to changes in the terms applicable to their respective card networks (including an eight-month reduction in default credit interchange rates). The parties entered into a definitive agreement with respect to this settlement in October 2012. The court granted final approval of the settlement in December 2013. Several objectors appealed the order of approval to the U.S. Court of Appeals for the Second Circuit, which issued an order in June 2016, reversing approval of the settlement and remanding for further proceedings. In November 2016, the plaintiffs filed a petition for a writ of certiorari with the U.S. Supreme Court to challenge the court of appeal’s decision. The Supreme Court denied the petition in March 2017.

As a result of the reversal of the approval of the settlement, the class actions have resumed in the district court. In November 2016, the district court appointed separate interim class counsel for a proposed class seeking damages and a proposed class seeking equitable (injunctive) relief. In February 2017, each of these counsel filed a proposed amended and supplemental complaint on behalf of its respective proposed class. These complaints make similar allegations, including that the defendants conspired to monopolize and to fix the prices for general purpose card network services, that the restructuring of Visa and Mastercard, each of which included an initial public offering, violated the antitrust laws, and that the defendants otherwise imposed unreasonable restraints on trade, resulting in the payment of inflated interchange fees and other fees, which also violated the antitrust laws. In their complaints, collectively the plaintiffs seek, among other things, injunctive relief, unspecified damages (trebled under the antitrust laws) and attorneys’ fees. PNC is named as a defendant in the complaint seeking damages but is not named as a defendant in the complaint that seeks equitable relief.

In September 2017, the magistrate judge at the district court granted in part and denied in part the plaintiffs’ motions to file their proposed amended complaints. The dispute over amendment arose in part from the decision in United States v. American Express, Co., 838 F.3d 179 (2d Cir. 2016), in which the court held that the relevant market in a similar complaint against American Express is “two-sided,” i.e., requires consideration of effects on consumers as well as merchants. In June 2018, the U.S. Supreme Court affirmed (under the caption Ohio v. American Express Co.) the court of appeals decision. Previously, the plaintiffs in this litigation had alleged a one-sided market, and, as a result of the court’s decision in American Express, they sought leave to add claims based on a two-sided market. The order allowed the complaint to be amended to include allegations pertaining to a two-sided market only to the extent those claims are not time-barred, but held that the two-sided market allegations do not relate back to the time of the original complaint and are not subject to tolling. In October 2017, the plaintiffs appealed this order to the presiding district court judge. In August 2018, the judge overruled this decision, finding that the two-sided market allegations do relate back.

In September 2018, the relevant parties entered an amended definitive agreement to resolve the claims of the class seeking damages. In this amended settlement agreement, the parties agreed, among other things, to the following terms:

•
An additional settlement payment from all defendants of $900 million, with Visa’s share of the additional settlement payment being $600 million. The additional settlement payment will be added to the approximately $5.3 billion previously paid by the defendants pursuant to the original 2012 settlement agreement.

•
Up to $700 million may be returned to the defendants (with up to $467 million to Visa) if more than 15% of class members (by payment volume) opt out of the class. As more than 15% of class members opted out of the class, $700 million has been returned to the defendants ($467 million to Visa).

This amended settlement agreement is subject to court approval. Following preliminary approval in January 2019, and after class notice, the submission of opt-outs, and the filing of objections, the district court granted final approval of the settlement in December 2019. Several objectors have appealed the district court’s order granting final approval to the U.S. Court of Appeals for the Second Circuit. Some merchants that opted out from the settlement have brought lawsuits against Visa and Mastercard and one or more of the other issuing banks. Resolution by Visa of claims by merchants that opted out of the settlement, including those that file lawsuits, have been or will be paid from the Visa litigation escrow account.

National City and National City Bank entered into judgment and loss sharing agreements with Visa and certain other banks with respect to all of the above referenced litigation. We were not originally named as defendants in any of the Visa or Mastercard related antitrust litigation nor were we initially parties to the judgment or loss sharing agreements. However, we became responsible for National City’s and National City Bank’s position in the litigation and responsibilities under the agreements through our acquisition of National City. In addition, following Visa’s reorganization in 2007 in contemplation of its initial public offering, U.S. Visa members received shares of Class B Visa common stock, convertible upon resolution of specified litigation, including the remaining litigation described above, into shares of Class A Visa common stock, with the conversion rate adjusted to reflect amounts paid or escrowed to resolve the specified litigation, and also remained responsible for indemnifying Visa against the specified litigation. Our Class B Visa common stock is all subject to this conversion adjustment provision, and we are now responsible for the indemnification obligations of our predecessors as well as ourselves. We have also entered into a Mastercard Settlement and Judgment Sharing Agreement with Mastercard and other financial institution defendants and an Omnibus Agreement Regarding Interchange Litigation Sharing and Settlement Sharing with Visa, Mastercard and other financial institution defendants. The Omnibus Agreement, in substance, apportions resolution of the claims in this litigation into a Visa portion and a Mastercard portion, with the Visa portion being two-thirds and the Mastercard portion being one-third. This apportionment only applies in the case of either a global settlement involving all defendants or an adverse judgment against the defendants, to the extent that damages either are related to the merchants’ inter-network conspiracy claims or are otherwise not attributed to specific Mastercard or Visa conduct or damages. The Mastercard portion (or any Mastercard-related liability not subject to the Omnibus Agreement) will then be apportioned under the Mastercard Settlement and Judgment Sharing Agreement among Mastercard and PNC and the other financial institution defendants that are parties to this agreement. The responsibility for the Visa portion (or any Visa-related liability not subject to the Omnibus Agreement) will be apportioned under the pre-existing indemnification responsibilities and judgment and loss sharing agreements.

Residential Mortgage-Backed Securities Indemnification Demands
We have received indemnification demands from several entities sponsoring residential mortgage-backed securities and their affiliates where purchasers of the securities, trustees for the securitization trusts, or monoline insurers have asserted claims against the sponsors and other parties involved in the securitization transactions. National City Mortgage and its predecessors had sold whole loans to the sponsors or their affiliates that were allegedly included in certain of these securitization transactions. According to the indemnification demands, the claims for which indemnity is being sought are based on alleged misstatements and omissions in the offering documents for these transactions or breaches of representations and warranties relating to the loans made in connection with the transactions. The indemnification demands assert that agreements governing the sale of these loans or the securitization transactions to which National City Mortgage was a party require us to indemnify the sponsors and their affiliates for losses suffered in connection with these claims. The parties have settled several of these disputes. Several of the entities asserting a right to indemnification submitted a demand for our purported share of the settlement amount of claims asserted against it and its affiliates. There has not been any determination that the parties seeking indemnification have any liability to the plaintiffs in connection with the other claims and the amount, if any, for which we are responsible in the settled cases has not been determined.

Pre-need Funeral Arrangements
National City Bank and PNC Bank are defendants in a lawsuit filed in the U.S. District Court for the Eastern District of Missouri under the caption Jo Ann Howard and Associates, P.C., et al. v. Cassity, et al. (No. 4:09-CV-1252-ERW) arising out of trustee services provided by Allegiant Bank, a National City Bank and PNC Bank predecessor, with respect to Missouri trusts that held pre-need funeral contract assets. Under a pre-need funeral contract, a customer pays an amount up front in exchange for payment of funeral expenses following the customer’s death. In a number of states, including Missouri, pre-need funeral contract sellers are required to deposit a portion of the proceeds of the sale of pre-need funeral contracts in a trust account.

The lawsuit was filed in August 2009 by the Special Deputy Receiver for three insolvent affiliated companies, National Prearranged Services, Inc. a seller of pre-need funeral contracts (NPS), Lincoln Memorial Life Insurance Company (Lincoln), and Memorial Service Life Insurance Company (Memorial). Seven individual state life and health insurance guaranty associations, who claim they are liable under state law for payment of certain benefits under life insurance policies sold by Lincoln and Memorial, and the National Organization of Life & Health Guaranty Associations have also joined the action as plaintiffs. In addition to National City Bank and PNC Bank (added following filing of the lawsuit as successor-in-interest to National City Bank) (the PNC defendants), other defendants included members of the Cassity family, who controlled NPS, Lincoln, and Memorial; officers and directors of NPS, Lincoln, and Memorial; auditors and attorneys for NPS, Lincoln, and Memorial; the trustees of each of the trusts that held pre-need funeral contract assets; and the investment advisor to the Pre-need Trusts. NPS retained several banks to act as trustees for the trusts holding NPS pre-need funeral contract assets (the NPS Trusts), with Allegiant Bank acting as one of these trustees with respect to seven Missouri NPS Trusts. All of the other defendants have settled with the plaintiffs, are otherwise no longer a party to the lawsuit, or are insolvent.

In their Third Amended Complaint, filed in 2012 following the granting by the court in part of motions to dismiss made by the PNC defendants and the other NPS Trust trustees, the plaintiffs allege that Allegiant Bank breached its fiduciary duties and acted negligently as the trustee for the Missouri NPS Trusts. In part as a result of these breaches, the plaintiffs allege, members of the Cassity family, acting in concert with other defendants, were able to improperly remove millions of dollars from the NPS Trusts, which in turn caused NPS, Lincoln, and Memorial to become insolvent. The complaint alleges $600 million in present and future losses to the plaintiffs due to the insolvency of NPS, Lincoln, and Memorial. The lawsuit seeks, among other things, unspecified actual and punitive damages, various equitable remedies including restitution, attorneys’ fees, costs of suit and interest.

In July 2013, five of the six defendants in a parallel federal criminal action, including two members of the Cassity family, entered into plea agreements with the U.S. to resolve criminal charges arising out of their conduct at NPS, Lincoln and Memorial. In August 2013, after a jury trial, the sixth defendant, the investment advisor to the NPS Trusts, was convicted on all criminal counts against him. The criminal charges against the defendants alleged, among other thing, a scheme to defraud Allegiant Bank and the other trustees of the NPS Trusts.

In May 2014, the court granted the plaintiffs’ motion to disallow the PNC defendants’ affirmative defense relating to the plaintiffs’ alleged failure to mitigate damages. In July 2014, the PNC defendants’ motion for reconsideration was denied. In September 2014, the plaintiffs filed a motion seeking leave to amend their complaint to reassert aiding and abetting claims, previously dismissed by the court in 2012. The court denied this motion in December 2014. Also in December 2014, the court granted in part and denied in part the PNC defendants’ motion for summary judgment.

In March 2015, following a jury trial, the court entered a judgment against the PNC defendants in the amount of $356 million in compensatory damages and $36 million in punitive damages. In April 2015, the plaintiffs filed motions with the court seeking $179 million in pre-judgment interest. Also, in April 2015, the PNC defendants filed motions with the court to reduce the compensatory damages by the amounts paid in settlement by other defendants, to strike the punitive damages award, for judgment as a matter of law, and for a new trial. In November 2015, the court granted the motion to reduce the compensatory damages by amounts paid in settlement by other defendants and denied the other motions by the PNC defendants, with the judgment being reduced as a result to a total of $289 million, and also denied the plaintiffs’ motion for pre-judgment interest.

In December 2015, the PNC defendants appealed the judgment to the U.S. Court of Appeals for the Eighth Circuit. Also in December 2015, the plaintiffs cross-appealed from the court's orders reducing the judgment by amounts paid in settlement by other defendants, denying plaintiffs’ motion for pre-judgment interest, and dismissing the plaintiffs’ aiding and abetting claims. In August 2017, the court of appeals reversed the judgment to the extent that it was based on tort rather than trust law. The court accordingly held that any damages awarded to the plaintiff will be limited to losses to the trusts in Missouri caused by Allegiant’s breaches during the time it acted as trustee; plaintiffs cannot recover for damages to the Missouri trusts after Allegiant’s trusteeship or outside of the Missouri trusts, which had been included in the judgment under appeal. The court of appeals otherwise affirmed the judgment, including the dismissal of the aiding and abetting claims, and remanded the case to the district court for further proceedings in light of its decision. In September 2017, plaintiffs filed a motion for rehearing by the panel solely seeking to remove the prohibition on damages being sought for the period following Allegiant’s trusteeship. In December 2017, the court denied the petition for rehearing. In July 2019, following a new trial on remand from the court of appeals, the district court awarded the plaintiffs $72 million in compensatory damages, $15 million in interest, and $15 million in punitive damages. The PNC defendants have appealed this judgment to the court of appeals, and plaintiffs have cross-appealed. In December 2019, the court reduced the judgment by approximately $2.6 million to correct a mathematical error in calculating pre-judgment interest, reducing the total judgment to $99.5 million. In February 2020, the district court awarded $7 million in fees and costs to the plaintiffs.

Regulatory and Governmental Inquiries
We are the subject of investigations, audits, examinations and other forms of regulatory and governmental inquiry covering a broad range of issues in our consumer, mortgage, brokerage, securities and other financial services businesses, as well as other aspects of our operations. In some cases, these inquiries are part of reviews of specified activities at multiple industry participants; in others, they are directed at PNC individually. From time to time, these inquiries involve or lead to regulatory enforcement actions and other administrative proceedings, and may lead to civil or criminal judicial proceedings. Some of these inquiries result in remedies including fines, penalties, restitution, or alterations in our business practices, and in additional expenses and collateral costs and other consequences. Such remedies and other consequences typically have not been material to us from a financial standpoint, but could be in the future. Even if not financially material, they may result in significant reputational harm or other adverse consequences.

As has been publicly reported, the U.S. Department of Justice is conducting an inquiry relating to the federal Low Income Housing Tax Credit (LIHTC) program directed at program participants. In connection with that inquiry, the Department of Justice has requested information from PNC Bank. We are cooperating with the inquiry.

Our practice is to cooperate fully with regulatory and governmental investigations, audits and other inquiries, including that described in this Note 20.

Other
In addition to the proceedings or other matters described above, PNC and persons to whom we may have indemnification obligations, in the normal course of business, are subject to various other pending and threatened legal proceedings in which claims for monetary damages and other relief are asserted. We do not anticipate, at the present time, that the ultimate aggregate liability, if any, arising out of such other legal proceedings will have a material adverse effect on our financial position. However, we cannot now determine whether or not any claims asserted against us or others to whom we may have indemnification obligations, whether in the proceedings or other matters described above or otherwise, will have a material adverse effect on our results of operations in any future reporting period, which will depend on, among other things, the amount of the loss resulting from the claim and the amount of income otherwise reported for the reporting period.